Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	true
Amendment Description

On July 3, 2012, Albany International Corp. (the "Company") filed a current report on Form 8-K reporting the completed sale of the Company's global Primaloft® Products business to PrimaLoft, Inc. on June 29. The Company will account for the sale of this business as a Discontinued Operation in its future quarterly and annual reports.

Basis of presentation:

The unaudited pro forma financial information required pursuant to Item 9.01(b) and Article 11 of Regulation S-X as the result of such sale is reflected in the financial information set forth in columns described as "Reclassify Primaloft to Discontinued Operations" in the Exhibits filed with this Form 8-K. The financial information in these Exhibits reflects not only the effect of the completed transaction, but also the effects of a change in segment reporting and the sale of the Company's Albany Door Systems business, both as previously reported.

During the periods presented, the Primaloft® Products business was as an operating segment within the Company. As such, the Company did not maintain separate, stand-alone financial statements for that business. Accordingly, the financial information of the Primaloft® Products business has been prepared from the historical accounting records of the Company and does not purport to reflect a balance sheet and income statement that would have resulted in the Primaloft® Products had been operated as a separate stand-alone company. The unaudited pro forma financial statements should be read together with the Company's Annual Report on Form 10-K for the year ended December 31, 2011 and its quarterly report for the three months ended March 31, 2012.

Effective with the first quarter of 2012, we merged our Paper Machine Clothing (PMC) and Engineered Fabrics (EF) business segments. The combined segment is called Machine Clothing (MC). The change was made to better align financial reporting with our organizational structure. In the fourth quarter of 2011, we announced the sale of our Albany Door Systems business (ADS) and, beginning with the fourth quarter of 2011, we presented the results of that business as a discontinued operation. The attached schedules also reflect the reclassification of amounts previously reported in the Income Statement as Earnings from Associated Companies into Other income/expense.

Document Period End Date	Jun 29, 2012
Entity Registrant Name	ALBANY INTERNATIONAL CORP /DE/
Entity Central Index Key	0000819793

Changes to Previously Issued Financial Statements (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
As Reported in Prior Period [Member]
Net sales	$ 188,553	$ 206,722	$ 814,696	$ 765,769	$ 737,621
Gross Margin	71,834	88,845	328,961	294,763	253,286
Selling, technical, general and research expenses	61,754	61,830	236,571	219,731	221,238
Pension settlement charge	9,175
Restructuring included in segment operating income	258	34	9,317	3,747	68,174
Operating Income	647	26,981	83,073	71,285	(36,126)
Merge PMC and EF [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Reclassify Primaloft to Discontinued [Member]
Net sales	(8,476)	(6,768)	(27,409)	(22,882)	(18,992)
Gross Margin	(3,548)	(3,657)	(14,795)	(12,790)	(8,853)
Selling, technical, general and research expenses	(1,992)	(1,750)	(6,329)	(6,214)	(5,198)
Pension settlement charge
Restructuring included in segment operating income					(61)
Operating Income	(1,556)	(1,907)	(8,466)	(6,576)	(3,594)
As Adjusted [Member]
Net sales	180,077	199,954	787,287	742,887	718,629
Gross Margin	68,286	85,188	314,166	281,973	244,433
Selling, technical, general and research expenses	59,762	60,080	230,242	213,517	216,040
Pension settlement charge	9,175
Restructuring included in segment operating income	258	34	9,317	3,747	68,113
Operating Income	(909)	25,074	74,608	64,709	(39,720)
Paper Machine Clothing [Member] | As Reported in Prior Period [Member]
Net sales			657,569	623,555	609,897
Gross Margin			288,456	265,111	228,301
Selling, technical, general and research expenses			119,668	104,845	118,736
Restructuring included in segment operating income			3,260	3,705	66,941
Operating Income			165,528	156,561	42,624
Paper Machine Clothing [Member] | Merge PMC and EF [Member]
Net sales			(657,569)	(623,555)	(609,897)
Gross Margin			(288,456)	(265,111)	(228,301)
Selling, technical, general and research expenses			(119,668)	(104,845)	(118,736)
Restructuring included in segment operating income			(3,260)	(3,705)	(66,941)
Operating Income			(165,528)	(156,561)	(42,624)
Paper Machine Clothing [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Paper Machine Clothing [Member] | As Adjusted [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Machine Clothing [Member] | As Reported in Prior Period [Member]
Net sales	164,288	188,482
Gross Margin	67,998	86,537
Selling, technical, general and research expenses	36,480	36,233
Restructuring included in segment operating income	9,175	33
Operating Income	30,845	50,271
Machine Clothing [Member] | Merge PMC and EF [Member]
Net sales			739,211	701,020	684,805
Gross Margin			317,984	290,426	251,634
Selling, technical, general and research expenses			135,546	120,002	134,711
Restructuring included in segment operating income			5,680	4,762	71,252
Operating Income			176,758	165,662	46,571
Machine Clothing [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Machine Clothing [Member] | As Adjusted [Member]
Net sales	164,288	188,482	739,211	701,020	684,805
Gross Margin	67,998	86,537	317,984	290,426	251,634
Selling, technical, general and research expenses	36,480	36,233	135,546	120,002	134,711
Restructuring included in segment operating income	9,175	33	5,680	4,762	71,252
Operating Income	30,845	50,271	176,758	165,662	46,571
Engineered Fabrics [Member] | As Reported in Prior Period [Member]
Net sales			81,642	77,465	74,908
Gross Margin			29,528	25,315	23,333
Selling, technical, general and research expenses			15,878	15,157	15,975
Restructuring included in segment operating income			2,420	1,057	4,311
Operating Income			11,230	9,101	3,047
Engineered Fabrics [Member] | Merge PMC and EF [Member]
Net sales			(81,642)	(77,465)	(74,908)
Gross Margin			(29,528)	(25,315)	(23,333)
Selling, technical, general and research expenses			(15,878)	(15,157)	(15,975)
Restructuring included in segment operating income			(2,420)	(1,057)	(4,311)
Operating Income			(11,230)	(9,101)	(3,047)
Engineered Fabrics [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Engineered Fabrics [Member] | As Adjusted [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Composites [Member] | As Reported in Prior Period [Member]
Net sales	15,789	11,472	48,076	71,867	33,824
Gross Margin	1,393	(19)	507	(2,608)	(2,487)
Selling, technical, general and research expenses	1,364	1,011	4,654	5,638	3,875
Restructuring included in segment operating income		13	57	930	291
Operating Income	29	(1,043)	(4,204)	(9,176)	(6,653)
Composites [Member] | Merge PMC and EF [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Composites [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Composites [Member] | As Adjusted [Member]
Net sales	15,789	11,472	48,076	71,867	33,824
Gross Margin	1,393	(19)	507	(2,608)	(2,487)
Selling, technical, general and research expenses	1,364	1,011	4,654	5,638	3,875
Restructuring included in segment operating income		13	57	930	291
Operating Income	29	(1,043)	(4,204)	(9,176)	(6,653)
Primaloft [Member] | As Reported in Prior Period [Member]
Net sales	8,476	6,768	27,409	22,882	18,992
Gross Margin	3,548	3,657	14,795	12,790	8,853
Selling, technical, general and research expenses	1,992	1,746	6,255	6,180	5,103
Restructuring included in segment operating income					61
Operating Income	1,556	1,911	8,540	6,610	3,689
Primaloft [Member] | Merge PMC and EF [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Primaloft [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales	(8,476)	(6,768)	(27,409)	(22,882)	(18,992)
Gross Margin	(3,548)	(3,657)	(14,795)	(12,790)	(8,853)
Selling, technical, general and research expenses	(1,992)	(1,746)	(6,255)	(6,180)	(5,103)
Restructuring included in segment operating income					(61)
Operating Income	(1,556)	(1,911)	(8,540)	(6,610)	(3,689)
Primaloft [Member] | As Adjusted [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Research [Member] | As Reported in Prior Period [Member]
Selling, technical, general and research expenses	6,065	7,165	29,007	26,064	23,849
Restructuring included in segment operating income
Operating Income	(6,065)	(7,165)	(29,007)	(26,064)	(23,849)
Research [Member] | Merge PMC and EF [Member]
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Research [Member] | Reclassify Primaloft to Discontinued [Member]
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Research [Member] | As Adjusted [Member]
Selling, technical, general and research expenses	6,065	7,165	29,007	26,064	23,849
Restructuring included in segment operating income
Operating Income	(6,065)	(7,165)	(29,007)	(26,064)	(23,849)
Non Segment [Member] | As Reported in Prior Period [Member]
Gross Margin	(1,105)	(1,330)	(4,325)	(5,845)	(4,714)
Selling, technical, general and research expenses	15,853	15,675	61,109	61,847	53,700
Pension settlement charge	9,175
Restructuring included in segment operating income	(415)	(12)	3,580	(1,945)	(3,430)
Operating Income	(25,718)	(16,993)	(69,014)	(65,747)	(54,984)
Non Segment [Member] | Merge PMC and EF [Member]
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Non Segment [Member] | Reclassify Primaloft to Discontinued [Member]
Gross Margin
Selling, technical, general and research expenses		(4)	(74)	(34)	(95)
Pension settlement charge
Restructuring included in segment operating income
Operating Income		4	74	34	95
Non Segment [Member] | As Adjusted [Member]
Gross Margin	(1,105)	(1,330)	(4,325)	(5,845)	(4,714)
Selling, technical, general and research expenses	15,853	15,671	61,035	61,813	53,605
Pension settlement charge	9,175
Restructuring included in segment operating income	(415)	(12)	3,580	(1,945)	(3,430)
Operating Income	$ (25,718)	$ (16,989)	$ (68,940)	$ (65,713)	$ (54,889)

Changes to Consolidated Statements of Operations and Retained Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
As Reported in Prior Period [Member]
Statements of Operations
Net sales	$ 188,553	$ 206,722	$ 814,696	$ 765,769	$ 737,621
Cost of goods sold	116,719	117,877	485,735	471,006	484,335
Gross profit	71,834	88,845	328,961	294,763	253,286
Selling, general, and administrative expenses	48,815	47,476	179,804	165,528	168,709
Technical, product engineering, and research expenses	12,939	14,354	56,767	54,203	52,529
Restructuring and other, net	258	34	9,317	3,747	68,174
Pension settlement expense	9,175
Operating income/(loss)	647	26,981	83,073	71,285	(36,126)
Interest expense, net	4,644	4,776	18,121	17,240	20,627
Other (income)/expense, net	4,548	4,813	2,720	(884)	(49,700)
Income before income taxes	(8,545)	17,392	62,232	54,929	(7,053)
Income tax expense/(benefit)	(9,379)	3,988	35,779	23,545	14,440
Income from continuing operations before earnings of associated companies		13,404	26,453	31,384	(21,493)
Equity in (earnings)/losses from associated companies			(81)	(92)	(32)
Income from continuing operations	834	13,404	26,534	31,476	(21,461)
Income from operations of discontinued business	460	4,650	15,636	9,497	(12,061)
Gain on sale of discontinued business	57,968
Income tax expense on discontinued operations	12,221	1,321	7,232	3,337	(64)
Income from discontinued operations	46,207	3,329	8,404	6,160	(11,997)
Net income	47,041	16,733	34,938	37,636	(33,458)
Earnings per share - Basic
(Loss)/income from continuing operations	$ 0.03	$ 0.43	$ 0.85	$ 1.01	$ (0.7)
Discontinued operations	$ 1.47	$ 0.11	$ 0.27	$ 0.2	$ (0.39)
Net (loss)/income	$ 1.5	$ 0.54	$ 1.12	$ 1.21	$ (1.09)
Earnings per share - Diluted
(Loss)/income from continuing operations	$ 0.03	$ 0.43	$ 0.84	$ 1.01	$ (0.7)
Discontinued operations	$ 1.46	$ 0.1	$ 0.27	$ 0.2	$ (0.39)
Net (loss)/income	$ 1.49	$ 0.53	$ 1.11	$ 1.21	$ (1.09)
Shares used in computing earnings per share:
Basic	31,309	31,223	31,262	31,072	30,612
Diluted	31,533	31,384	31,510	31,209	30,612
Reclassify Primaloft to Discontinued Operations [Member]
Statements of Operations
Net sales	(8,476)	(6,768)	(27,409)	(22,882)	(18,992)
Cost of goods sold	(4,928)	(3,111)	(12,614)	(10,092)	(10,139)
Gross profit	(3,548)	(3,657)	(14,795)	(12,790)	(8,853)
Selling, general, and administrative expenses	(1,792)	(1,509)	(5,409)	(5,402)	(4,717)
Technical, product engineering, and research expenses	(200)	(241)	(921)	(812)	(481)
Restructuring and other, net					(61)
Pension settlement expense
Operating income/(loss)	(1,556)	(1,907)	(8,466)	(6,576)	(3,594)
Interest expense, net
Other (income)/expense, net
Income before income taxes	(1,556)	(1,907)	(8,465)	(6,576)	(3,594)
Income tax expense/(benefit)	(593)	(721)	(3,197)	(2,523)	(1,523)
Income from continuing operations before earnings of associated companies		(1,186)	(5,268)	(4,053)	(2,071)
Equity in (earnings)/losses from associated companies
Income from continuing operations	(963)	(1,186)	(5,268)	(4,053)
Income from operations of discontinued business	1,556	1,907	8,465	6,576	3,594
Gain on sale of discontinued business
Income tax expense on discontinued operations	593	721	3,197	2,523	1,523
Income from discontinued operations	963	1,186	5,268	4,053	2,071
Net income
Earnings per share - Basic
(Loss)/income from continuing operations		$ (0.04)
Discontinued operations		$ 0.04
Net (loss)/income		$ 0
Earnings per share - Diluted
(Loss)/income from continuing operations		$ (0.04)
Discontinued operations		$ 0.04
Net (loss)/income		$ 0
Shares used in computing earnings per share:
Basic		31,223
Diluted		31,384
Other reclassifications [Member]
Statements of Operations
Net sales
Cost of goods sold
Gross profit
Selling, general, and administrative expenses
Technical, product engineering, and research expenses
Restructuring and other, net
Pension settlement expense
Operating income/(loss)
Interest expense, net
Other (income)/expense, net			(81)	(92)	(32)
Income before income taxes			81	92	32
Income tax expense/(benefit)
Income from continuing operations before earnings of associated companies			81	92	32
Equity in (earnings)/losses from associated companies			81	92	32
Income from continuing operations
Income from operations of discontinued business
Gain on sale of discontinued business
Income tax expense on discontinued operations
Income from discontinued operations
Net income
Earnings per share - Basic
(Loss)/income from continuing operations
Discontinued operations
Net (loss)/income
Earnings per share - Diluted
(Loss)/income from continuing operations
Discontinued operations
Net (loss)/income
Shares used in computing earnings per share:
Basic
Diluted
As Adjusted [Member]
Statements of Operations
Net sales	180,077	199,954	787,287	742,887	718,629
Cost of goods sold	111,791	114,766	473,121	460,914	474,196
Gross profit	68,286	85,188	314,166	281,973	244,433
Selling, general, and administrative expenses	47,023	45,967	174,395	160,126	163,992
Technical, product engineering, and research expenses	12,739	14,113	55,846	53,391	52,048
Restructuring and other, net	258	34	9,317	3,747	68,113
Pension settlement expense	9,175
Operating income/(loss)	(909)	25,074	74,608	64,709	(39,720)
Interest expense, net	4,644	4,776	18,121	17,240	20,627
Other (income)/expense, net	4,548	4,813	2,639	(976)	(49,732)
Income before income taxes	(10,101)	15,485	53,848	48,445	(10,615)
Income tax expense/(benefit)	(9,972)	3,267	32,582	21,022	12,917
Income from continuing operations before earnings of associated companies		12,218	21,266	27,423	(23,532)
Equity in (earnings)/losses from associated companies
Income from continuing operations	(129)	12,218	21,266	27,423	(23,532)
Income from operations of discontinued business	2,016	6,557	24,101	16,073	(8,467)
Gain on sale of discontinued business	57,968
Income tax expense on discontinued operations	12,814	2,042	10,429	5,860	1,459
Income from discontinued operations	47,170	4,515	13,672	10,213	(9,926)
Net income	$ 47,041	$ 16,733	$ 34,938	$ 37,636	$ (33,458)
Earnings per share - Basic
(Loss)/income from continuing operations	$ 0	$ 0.39	$ 0.68	$ 0.88	$ (0.77)
Discontinued operations	$ 1.5	$ 0.15	$ 0.44	$ 0.33	$ (0.32)
Net (loss)/income	$ 1.5	$ 0.54	$ 1.12	$ 1.21	$ (1.09)
Earnings per share - Diluted
(Loss)/income from continuing operations	$ 0	$ 0.39	$ 0.67	$ 0.88	$ (0.77)
Discontinued operations	$ 1.49	$ 0.14	$ 0.44	$ 0.33	$ (0.32)
Net (loss)/income	$ 1.49	$ 0.53	$ 1.11	$ 1.21	$ (1.09)
Shares used in computing earnings per share:
Basic	31,309	31,223	31,262	31,072	30,612
Diluted	31,533	31,384	31,510	31,209	30,612

Changes to Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
As Reported in Prior Period [Member]
Current assets:
Cash and cash equivalents	$ 140,925	$ 118,909
Accounts receivable, net	152,126	148,849
Inventories	138,299	133,649
Income taxes receivable and deferred	23,724	30,010
Prepaid expenses and other current assets	13,464	13,409
Current assets of discontinued operations	2,596	62,107
Total current assets	471,134	506,933
Property, plant and equipment, net	434,266	439,516
Intangibles	1,021	1,079
Goodwill	77,148	75,469
Deferred taxes	127,362	134,644
Other assets	36,448	22,504
Noncurrent assets of discontinued operations	279	50,783
Total assets	1,147,658	1,230,928
Current liabilities:
Notes and loans payable	193	424
Accounts payable	37,732	33,663
Accrued liabilities	104,989	105,649
Current maturities of long-term debt	30,145	1,263
Income taxes payable and deferred	7,010	8,766
Current liabilities of discontinued operations	2,675	20,946
Total current liabilities	182,744	170,711
Long-term debt	296,636	373,125
Other noncurrent liabilities	127,993	185,648
Deferred taxes and other credits	61,066	71,529
Noncurrent liabilities of discontinued operations		14,065
Total liabilities	668,439	815,078
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Preferred stock, par value $5.00 per share; authorized 2,000,000 shares; none issued
Common Stock	40	40
Additional paid-in capital	391,611	391,495
Retained earnings	465,016	422,044
Accumulated items of other comprehensive income:
Translation adjustments	(6,244)	(19,111)
Pension and post retirement liability adjustments	(110,480)	(118,104)
Derivative valuation adjustment	(2,804)	(2,594)
Treasury stock (Class A), at cost 8,479,487 shares in 2012 and 2011	(257,920)	(257,920)
Total shareholders' equity	479,219	415,850
Total liabilities and shareholders' equity	1,147,658	1,230,928
As Reported in Prior Period [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock	37	37
As Reported in Prior Period [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock	3	3
Reclassify Primaloft to Discontinued [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net	(2,098)	(1,338)
Inventories	(3,685)	(3,846)
Income taxes receivable and deferred
Prepaid expenses and other current assets	(102)	(60)
Current assets of discontinued operations	5,885	5,244
Total current assets
Property, plant and equipment, net	(444)	(563)
Intangibles
Goodwill
Deferred taxes
Other assets
Noncurrent assets of discontinued operations	444	563
Total assets
Current liabilities:
Notes and loans payable
Accounts payable	(2,581)	(955)
Accrued liabilities	(1,133)	(545)
Current maturities of long-term debt
Income taxes payable and deferred
Current liabilities of discontinued operations	3,704	1,500
Total current liabilities
Long-term debt
Other noncurrent liabilities	(54)	(52)
Deferred taxes and other credits
Noncurrent liabilities of discontinued operations	54	52
Total liabilities
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Preferred stock, par value $5.00 per share; authorized 2,000,000 shares; none issued
Common Stock
Additional paid-in capital
Retained earnings
Accumulated items of other comprehensive income:
Translation adjustments
Pension and post retirement liability adjustments
Derivative valuation adjustment
Treasury stock (Class A), at cost 8,479,487 shares in 2012 and 2011
Total shareholders' equity
Total liabilities and shareholders' equity
Reclassify Primaloft to Discontinued [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock
Reclassify Primaloft to Discontinued [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock
As Adjusted [Member]
Current assets:
Cash and cash equivalents	140,925	118,909
Accounts receivable, net	150,028	147,511
Inventories	134,614	129,803
Income taxes receivable and deferred	23,724	30,010
Prepaid expenses and other current assets	13,362	13,349
Current assets of discontinued operations	8,481	67,351
Total current assets	471,134	506,933
Property, plant and equipment, net	433,822	438,953
Intangibles	1,021	1,079
Goodwill	77,148	75,469
Deferred taxes	127,362	134,644
Other assets	36,448	22,504
Noncurrent assets of discontinued operations	723	51,346
Total assets	1,147,658	1,230,928
Current liabilities:
Notes and loans payable	193	424
Accounts payable	35,161	32,708
Accrued liabilities	103,856	105,104
Current maturities of long-term debt	30,145	1,263
Income taxes payable and deferred	7,010	8,766
Current liabilities of discontinued operations	6,379	22,446
Total current liabilities	182,744	170,711
Long-term debt	296,636	373,125
Other noncurrent liabilities	127,939	185,596
Deferred taxes and other credits	61,066	71,529
Noncurrent liabilities of discontinued operations	54	14,117
Total liabilities	668,439	815,078
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Preferred stock, par value $5.00 per share; authorized 2,000,000 shares; none issued
Common Stock	40	40
Additional paid-in capital	391,611	391,495
Retained earnings	465,016	422,044
Accumulated items of other comprehensive income:
Translation adjustments	(6,244)	(19,111)
Pension and post retirement liability adjustments	(110,480)	(118,104)
Derivative valuation adjustment	(2,804)	(2,594)
Treasury stock (Class A), at cost 8,479,487 shares in 2012 and 2011	(257,920)	(257,920)
Total shareholders' equity	479,219	415,850
Total liabilities and shareholders' equity	1,147,658	1,230,928
As Adjusted [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock	37	37
As Adjusted [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock	$ 3	$ 3

Changes to Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Preferred Stock, par value per share	$ 5	$ 5
Preferred Stock, shares authorized	2,000,000	2,000,000
Preferred Stock, shares issued	0	0
Treasury stock, shares	8,479,487	8,479,487
Common Class A [Member]
Common Stock, par value per share	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	36,585,004	36,540,842
Common Stock, shares outstanding	36,585,004	36,540,842
Common Class B [Member]
Common Stock, par value per share	$ 0.001	$ 0.001
Common Stock, shares authorized	25,000,000	25,000,000
Common Stock, shares issued	3,236,098	3,236,098
Common Stock, shares outstanding	3,236,098	3,236,098